Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

17. Related party transactions

(a) Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, President and Chief Executive Officer and Chief Financial Officer are key management personnel for all periods.

In addition to their salaries, the Company also provides non‑cash benefits and participation in the Stock Option Plan. The following table details the compensation paid to key management personnel:

Year ended December 31	2023	2022	2021
Salaries, fees and short-term benefits	$633	$595	$662
Share-based payments	164	38	50
	$797	$633	$712

As at December 31, 2023, the Company had $10 owing to members of the Company’s Board of Directors (2022 – $12) recorded within accounts payable and accrued liabilities relating to amounts payable to the members of the Company's Board of Directors for services provided.

(b)   Transactions with related parties

Directors and key management personnel control 28% of the voting shares of the Company as at December 31, 2023 (2022 – 28%).

During the year ended December 31, 2023, the Company paid GVI-CDS, a company controlled by the Chief Executive Officer, a total of $85 (2022 – $85; 2021 – $85) for business administration services, $222 (2022 – $229; 2021 – $238) in rental costs, $36 (2022 – $34; 2021 – $34) for information technology support services, and $318 (2022 – $254; 2021 – $315) for clinical research services. As described in note 16(a), the business administration services summarized above are provided to the Company through a consulting agreement with GVI-CDS.

Research and development services are provided through a consulting agreement with CanAm Bioresearch Inc. ("CanAm"), a company controlled by the Chief Executive Officer. During the year ended December 31, 2023, the Company paid CanAm $7 (2022 – $4; 2021 – $9) for research and development services.

These transactions have been measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

As at December 31, 2023, included in accounts payable and accrued liabilities is $57 (2022 – $15) payable to GVI-CDS. This amount is unsecured, payable on demand and non-interest bearing.

(b) Transactions with related parties

Effective July 18, 2016, the Company renewed its consulting agreement with its Chief Executive Officer, through A.D. Friesen Enterprises Ltd., a company owned by the Chief Executive Officer, for a term of five years, at a rate of $300 annually, and increasing to $331 annually, effective January 1, 2019. On September 30, 2021, the consulting agreement with A.D. Friesen Enterprises Ltd. was mutually terminated, and superseded with a new consulting agreement with its Chief Executive Officer, through ADF Family Holding Corp.

Effective October 1, 2021, the Company signed a consulting agreement with its Chief Executive Officer, through ADF Family Holding Corp., a company owned by the Chief Executive Officer, for a term of 36 months, at a rate of $18 per month. The aforementioned monthly fee shall be reviewed annually on January 1 by the Board of Directors of the Company for each succeeding year during the term of the agreement, and may be adjusted at the sole discretion of the Board of Directors. The Company may terminate the agreement at any time upon 120 days’ written notice. As at December 31, 2023, there are no outstanding amounts (2022 - $23) payable to ADF Family Holding Corp. as a result of this consulting agreement. Any amounts payable to ADF Family Holding Corp are unsecured, payable on demand and non-interest bearing.

Effective June 1, 2022, the Company signed a consulting agreement with its Chief Financial Officer, through 10055098 Manitoba Ltd., a company owned by the Chief Financial Officer for a monthly rate of $6, increasing to $9 effective October 1, 2022. The aforementioned fee shall be reviewed annually on January 1. The Company can terminate the agreement with 30 days’ written notice; otherwise, the agreement has an indefinite term. As at December 31, 2023, , there are no outstanding amounts (2022 - $20) payable to 10055098 Manitoba Limited. Any amounts payable to 10055098 Manitoba Ltd. are unsecured, payable on demand and non-interest bearing.